EQUITY METHOD INVESTMENT (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY METHOD INVESTMENT
Schedule of equity method investment	The table below details the activity from equity method investments for the years ended December 31, 2020 and 2019 (stated in thousands).

Balance, December 31, 2018	$2,256
Share of earnings	1,305
Distributions	(979)
Acquisition	(222)
Balance, December 31, 2019	$2,360
Share of losses	(1,194)
Distributions	(558)
Balance, December 31, 2020	$608